Earnings Per Share - Summary of Number of Shares Attributable to Equity Holders (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	110,164,320	105,500,327	105,097,442
Effect of other dilutive potential ordinary shares	0	0	0
Weighted average number of ordinary shares used to calculate diluted earnings per share	110,164,320	105,500,327	105,097,442